Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 20,540,569
Operating loss expiration year	2029
Valuation allowances	100.00%